Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Activities
Net income (loss)	$ 244	$ 707	$ (1,853)
Adjustments to reconcile net income(loss) to net cash provided by operating activities
Amortization of deferred policy acquisition costs and present value of future profits	474	178	3,128
Additions to deferred policy acquisition costs and present value of future profits	(381)	(381)	(491)
Change in:
Reserve for future policy benefits and unpaid losses and loss adjustment expenses	252	13	574
Reinsurance recoverables	57	26	66
Receivables and other assets	9	(112)	(20)
Payables and accruals	2,402	295	420
Accrued and deferred income taxes	(125)	(131)	(675)
Net realized capital losses	1	882	877
Net receipts (disbursements) from investment contracts related to policyholder funds - international unit-linked bonds and pension products	(323)	(167)	804
Net (increase) decrease in equity securities, trading	312	164	(809)
Depreciation and amortization	194	207	173
Other, net	(108)	201	328
Net cash provided by operating activities	3,008	1,882	2,522
Proceeds from the sale/maturity/prepayment of:
Fixed maturities and short-term investments, available-for-sale	19,203	28,581	37,224
Fixed maturities, fair value option	37	20	0
Equity securities, available-for-sale	147	171	162
Mortgage loans	332	1,288	413
Partnerships	128	151	173
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(20,517)	(28,871)	(35,519)
Fixed maturities, fair value option	(661)	(74)
Equity securities, available-for-sale	(230)	(122)	(61)
Mortgage loans	(1,246)	(189)	(197)
Partnerships	(436)	(172)	(121)
Proceeds from business sold		241
Derivatives payments (sales), net	938	(644)	(520)
Change in policy loans, net	176	(8)	34
Change in payables for collateral under securities lending, net	0	(46)	(1,805)
Change in all other, net	1	(117)	25
Net cash provided by (used for) investing activities	(2,128)	209	(192)
Financing Activities
Deposits and other additions to investment and universal life-type contracts	12,124	15,405	13,398
Withdrawals and other deductions from investment and universal life-type contracts	(22,720)	(25,030)	(23,487)
Net transfers from (to) separate accounts related to investment and universal life-type contracts	10,439	8,211	6,805
Net repayments at maturity or settlement of consumer notes	68	754	74
Issuance of structured financing	0	0	(189)
Capital contributions (1) (2)	0	(195)	1,397
Dividends paid (1)	0	0	(33)
Net cash used for financing activities	(225)	(2,363)	(2,183)
Foreign exchange rate effect on cash	(3)	10	(15)
Net increase (decrease) in cash	652	(262)	132
Cash - beginning of year	531	793	661
Cash - end of year	1,183	531	793
Supplemental Disclosure of Cash Flow Information:
Net cash paid (received) during the year for income taxes	$ (105)	$ 354	$ (282)